Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Cameco Corporation [Member]
Total		$ 69,100,000	$ 4,860,000		$ 73,960,000
Key Lake [Member]
Total	$ 1,500,000		3,860,000	$ 10,000	5,370,000
McArthur River [Member]
Total	1,320,000		1,600,000	10,000	2,930,000
Cigar Lake [Member]
Total	4,630,000		2,040,000	$ 10,000	6,680,000
Rabbit Lake [Member]
Total	380,000		860,000		1,240,000
Exploration [Member]
Total			90,000		90,000
Crow Butte Resources [Member]
Total	80,000		370,000		450,000
Power Resources Inc [Member]
Total	$ 870,000	$ 10,000	1,030,000		1,910,000
Cameco Australia [Member]
Total			$ 310,000		$ 310,000